Estimated Fair Values of Company's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Cash and cash equivalents	$ 12,701	$ 39,164	$ 23,474
Held-to-maturity securities	0	450
Loans, net of allowance	327,226	313,354
Federal Home Loan Bank stock	4,210	4,210
Accrued interest receivable	803	829
Financial liabilities
Deposits	323,622	322,681
Short term borrowings	5,691	5,098
Federal Home Loan Bank advances	26,530	26,719
Subordinated debentures	4,124	4,124
Interest payable	123	135
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	12,701	39,164
Held-to-maturity securities		0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities		450
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,210	4,210
Accrued interest receivable	803	829
Financial liabilities
Deposits	307,172	309,186
Short term borrowings	5,691	5,098
Federal Home Loan Bank advances	27,347	26,703
Subordinated debentures	3,238	3,962
Interest payable	123	135
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities		0
Loans, net of allowance	325,354	312,014
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0